Share-Based Payment (Details 4) - $ / shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
PBI 2013 Option Plan [Member]
Statements [Line Items]
Weighted average exercise price	$ 15.00	$ 15.00
Weighted average remaining contractual life (in years)	1 year 8 months 19 days	2 years 8 months 19 days
PPL [Member]
Statements [Line Items]
Weighted average exercise price	$ 5.35	$ 2.83
Weighted average remaining contractual life (in years)	2 years 7 months 9 days	1 year 7 months 17 days
iOx [Member]
Statements [Line Items]
Weighted average exercise price	$ 148.84	$ 152.84
Weighted average remaining contractual life (in years)	1 year 7 months 17 days	3 years 1 month 6 days